Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 22, 2015	Sep. 30, 2017	Sep. 30, 2017
Gain Contingencies [Line Items]
Loss contingency damages sought value	$ 321,000
GBP
Gain Contingencies [Line Items]
Loss contingency damages sought value	$ 250,000
Mr. David G. Wilson [Member] | Separation Agreements [Member]
Gain Contingencies [Line Items]
Professional fees		$ 375,000	$ 256,000
Redundancy-related amounts and certain benefits extensions		68,000
Mr. David G. Wilson [Member] | Separation Agreements [Member] | Restricted Stock Units [Member]
Gain Contingencies [Line Items]
Professional fees			241,000
Mr. David G. Wilson [Member] | Separation Agreements [Member] | GBP
Gain Contingencies [Line Items]
Professional fees		280,000	191,000
Redundancy-related amounts and certain benefits extensions		50,500
Mr. David G. Wilson [Member] | Separation Agreements [Member] | GBP | Restricted Stock Units [Member]
Gain Contingencies [Line Items]
Professional fees			180,000
Mr. Martin E. Schloss [Member]
Gain Contingencies [Line Items]
Loss contingency damages sought value			1,000,000
Mr. Steven Holmes [Member] | Separation Agreements [Member]
Gain Contingencies [Line Items]
Professional fees		237,000	163,000
Redundancy-related amounts and certain benefits extensions		73,000
Mr. Steven Holmes [Member] | Separation Agreements [Member] | Restricted Stock Units [Member]
Gain Contingencies [Line Items]
Professional fees			134,000
Mr. Steven Holmes [Member] | Separation Agreements [Member] | GBP
Gain Contingencies [Line Items]
Professional fees		176,500	121,800
Redundancy-related amounts and certain benefits extensions		$ 54,600
Mr. Steven Holmes [Member] | Separation Agreements [Member] | GBP | Restricted Stock Units [Member]
Gain Contingencies [Line Items]
Professional fees			$ 100,000